Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reportable segments [line items]
Capital expenditure	$ 265	$ 251	$ 350
Depreciation and amortisation	116	115	112
Share-based payments cost	28	27	21
Share of losses/(gains) of associates and joint ventures	3	1	(3)
Impairment charge	131		18
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure	57	74	120
Depreciation and amortisation	44	46	42
Share-based payments cost	9	8	6
Share of losses/(gains) of associates and joint ventures	9	6	1
Impairment charge	50		18
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure	71	33	26
Depreciation and amortisation	25	17	15
Share-based payments cost	4	4	4
Share of losses/(gains) of associates and joint ventures	(6)	(5)	(4)
Impairment charge	81
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure		2	2
Depreciation and amortisation	5	7	5
Share-based payments cost	2	3	3
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure	137	142	202
Depreciation and amortisation	42	45	50
Share-based payments cost	$ 13	$ 12	$ 8